Note 4 - Real Estate Assets - Geographic Diversification Tables (Details)	6 Months Ended
Jun. 30, 2020 USD ($) ft²
Number of properties	132
Aggregate Square Feet (Square Foot) | ft²	374,926
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 3,958,128
Approximate of Aggregate % Annual Rent	100.00%
Commercial Property [Member]
Number of properties	15
Aggregate Square Feet (Square Foot) | ft²	1,129,738
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 14,474,671
Approximate of Aggregate % Annual Rent	100.00%
CALIFORNIA | Commercial Property [Member]
Number of properties	3
Aggregate Square Feet (Square Foot) | ft²	134,787
Approximate % of Square Feet	11.90%
Current Base Annual Rent | $	$ 1,901,873
Approximate of Aggregate % Annual Rent	13.20%
Southwest [Member] | Model Home Properties [Member]
Number of properties	105
Aggregate Square Feet (Square Foot) | ft²	308,071
Approximate % of Square Feet	82.20%
Current Base Annual Rent | $	$ 3,116,028
Approximate of Aggregate % Annual Rent	78.70%
COLORADO | Commercial Property [Member]
Number of properties	8
Aggregate Square Feet (Square Foot) | ft²	597,912
Approximate % of Square Feet	52.90%
Current Base Annual Rent | $	$ 9,120,615
Approximate of Aggregate % Annual Rent	63.00%
Southeast [Member] | Model Home Properties [Member]
Number of properties	20
Aggregate Square Feet (Square Foot) | ft²	45,727
Approximate % of Square Feet	12.20%
Current Base Annual Rent | $	$ 551,088
Approximate of Aggregate % Annual Rent	13.90%
NORTH DAKOTA | Commercial Property [Member]
Number of properties	4
Aggregate Square Feet (Square Foot) | ft²	397,039
Approximate % of Square Feet	35.20%
Current Base Annual Rent | $	$ 3,452,183
Approximate of Aggregate % Annual Rent	23.80%
Midwest [Member] | Model Home Properties [Member]
Number of properties	2
Aggregate Square Feet (Square Foot) | ft²	6,602
Approximate % of Square Feet	1.70%
Current Base Annual Rent | $	$ 99,276
Approximate of Aggregate % Annual Rent	2.50%
East [Member] | Model Home Properties [Member]
Number of properties	2
Aggregate Square Feet (Square Foot) | ft²	5,255
Approximate % of Square Feet	1.40%
Current Base Annual Rent | $	$ 70,716
Approximate of Aggregate % Annual Rent	1.80%
Northeast [Member] | Model Home Properties [Member]
Number of properties	3
Aggregate Square Feet (Square Foot) | ft²	9,271
Approximate % of Square Feet	2.50%
Current Base Annual Rent | $	$ 121,020
Approximate of Aggregate % Annual Rent	3.10%